Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax [Abstract]
Schedule of Provision for Income Taxes	The provision for income taxes consisted of the following for the years ended December 31 (in thousands):
	2022	2021
Current
Federal	$—	$—
State	—	—
Deferred expense (benefit)	645	1,019
Deferred tax asset valuation allowance	(645)	(1,019)
	$—	$—

Schedule of Reconciliation of Income Tax (Benefit) Expense	A reconciliation of income tax (benefit) expense to the statutory federal tax rate is as follows:
	2022	2021
Tax expense at statutory rate	21.0%	21.0%
State income taxes, net of federal benefit	1.5%	3.0%
Permanent items	(9.5)%	(5.1)%
Federal business credits	(0.6)%	(0.3)%
Valuation allowance	(4.1)%	(11.6)%
Rate changes	0.8%	(2.1)%
True up of deferred balances	0.0%	19.8%
Expiration of NOL carryovers	(9.1)%	(24.2)%
Other	0.0%	(0.5)%
Effective income tax rate	0.0%	0.0%

Schedule of Net Deferred Tax Asset	The tax effects of temporary differences that give rise to significant portions of the net deferred tax asset were as follows as of December 31 (in thousands):
	2022	2021
Net operating loss carryforward	$40,296	$40,606
Research and development credit	2,041	2,142
Other	2,081	1,025
	44,418	43,773
Less: Valuation allowance	(44,418)	(43,773)
	$—	$—

Schedule of Reconciliation of Tax Contingencies	The reconciliation of tax contingencies is as follows (in thousands):
	2022	2021
Gross tax contingencies – January 1	$608	$577
Gross increases to tax positions in prior periods	—	31
Gross decreases to tax positions in prior periods	—	—
Lapse of statute of limitations	$(63)	—
Gross tax contingencies – December 31	$545	$608